Subsequent Events	12 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

In August, 2014, 22,000 shares of common stock were awarded to virtually all Delta employees and directors having a grant date fair value of $443,000. Additionally, in August, 2014, performance shares were awarded to the Company's executive officers. The performance share awards vest only if the performance objective of the awards is met, which is based on the Company's fiscal 2015 audited earnings per share, before any cash bonuses or share-based compensation. Subject to further limitations described in the Plan, all performance shares paid shall be in the form of unvested shares, which contain a service condition whereby recipients of the awards shall vest in one-third increments each year beginning on August 31, 2015, and annually each August 31 thereafter until fully vested as long as the recipient is an employee throughout each such service period. The maximum number of shares which could be issued under the performance awards is 39,000, having a grant date fair value of $772,980.